American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES FUND
(INVESTOR CLASS)

SUPPLEMENT DATED JULY 1, 2004 * PROSPECTUS DATED FEBRUARY 27, 2004

THE FIRST SENTENCE UNDER THE HEADING, Who may want to invest in the fund?, ON
PAGE 2 IS DELETED.

THE FOLLOWING REPLACES FOOTNOTE 2 ON PAGE 4.

     (2)  RETURNS REFLECT THE DEDUCTION OF A 2% REDEMPTION FEE, INCURRED ONLY IF
          SHARES  WERE  REDEEMED  WITHIN THE FIRST FIVE  YEARS  AFTER  PURCHASE.
          EFFECTIVE  JULY 1, 2004,  THE REDEMPTION FEE WILL APPLY ONLY IF SHARES
          ARE REDEEMED WITHIN 180 DAYS AFTER PURCHASE.

THE FOLLOWING REPLACES THE LAST SENTENCE ON PAGE 4.

     For current  performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

THE FOLLOWING REPLACES THE SECTION, Shareholder Fees, ON PAGE 5.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    ----------------------------------------------------------------------------
    Redemption/Exchange Fee (as a percentage of amount
    redeemed/exchanged)                                                 2.00%(1)
    ----------------------------------------------------------------------------
    Maximum Account Maintenance Fee                                       $25(2)
    ----------------------------------------------------------------------------

     (1)  APPLIES ONLY TO SHARES HELD FOR LESS THAN 180 DAYS,  EXCLUDING  SHARES
          PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

     (2)  APPLIES  ONLY TO  INVESTORS  WHOSE  TOTAL  ELIGIBLE  INVESTMENTS  WITH
          AMERICAN  CENTURY ARE LESS THAN $10,000.  SEE Account  Maintenance Fee
          UNDER Investing with American Century FOR MORE DETAILS.

THE FOLLOWING REPLACES THE CHARTS UNDER THE SECTION, Example, ON PAGE 5.

                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
    --------------------------------------------------------------------------
    New Opportunities
       Investor Class       $152       $472        $814        $1,778
    --------------------------------------------------------------------------

THE  FOLLOWING  REPLACES  THE  THIRD  SENTENCE  OF THE  PARAGRAPH,  The Board of
Directors, ON PAGE 8.

     More than  three-fourths  of the  directors are  independent  of the fund's advisor;  that is, they are not employed by and have no financial  interest in the advisor.

THE FOLLOWING IS ADDED TO THE END OF THE LAST PARAGRAPH  UNDER THE SECTION,  The
Investment Advisor, ON PAGE 8.

     A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide  recordkeeping  and  administrative services that would otherwise be performed by an affiliate of the advisor.

THE  FOLLOWING  REPLACES  THE SECTION,  By  Telephone  UNDER Ways to Manage Your
Account, ON PAGE 11.

     ---------------------------------------------------------------------------
     BY TELEPHONE
     ---------------------------------------------------------------------------

     Investor Relations
     1-800-345-2021

     Business, Not-For-Profit
     and Employer-Sponsored Retirement Plans
     1-800-345-3533

     Automated Information Line
     1-800-345-8765

     OPEN AN ACCOUNT

     If you are a current investor, you can open an account by exchanging shares from another American Century account.

     EXCHANGE SHARES

     Call or use our  Automated  Information  Line if you have  authorized us to accept telephone instructions.

                                                         CONTINUED ON NEXT PAGE

     MAKE ADDITIONAL INVESTMENTS

     Call or use our  Automated  Information  Line if you have  authorized us to invest from your bank account.

     SELL SHARES

     Call a Service Representative.

THE  FOLLOWING  REPLACES THE  SECTION,  By Mail or Fax UNDER Ways to Manage Your
Account, ON PAGE 12.

     ---------------------------------------------------------------------------
     BY MAIL OR FAX
     ---------------------------------------------------------------------------

     P.O. Box 419200
     Kansas City, MO 64141-6200

     Fax
     816-340-7962

     OPEN AN ACCOUNT

     Send a signed,  completed  application  and check or money order payable to
     American Century Investments.

     EXCHANGE SHARES

     Send written instructions to exchange your shares from one American Century account to another.

     MAKE ADDITIONAL INVESTMENTS

     Send your check or money order for at least $50 with an investment  slip or
     $250 without an  investment  slip.  If you don't have an  investment  slip, include your name, address and account number on your check or money order.

     SELL SHARES

     Send  written  instructions  or a redemption  form to sell  shares.  Call a
     Service Representative to request a form.

THE FOLLOWING REPLACES THE SECTION, In Person UNDER Ways to Manage Your Account,
ON PAGE 12.

     ---------------------------------------------------------------------------
     IN PERSON
     ---------------------------------------------------------------------------

     If you  prefer to handle  your  transactions  in  person,  visit one of our
     Investor Centers and a Service  Representative can help you make additional investments and sell or exchange shares.

     4500 Main Street                     4917 Town Center Drive
     Kansas City, Missouri                Leawood, Kansas
     8 a.m. to 5 p.m., Monday - Friday    8 a.m. to 5 p.m., Monday - Friday
                                          8 a.m. to noon, Saturday

     1665 Charleston Road                 10350 Park Meadows Drive
     Mountain View, California            Littleton, Colorado
     8 a.m. to 5 p.m., Monday - Friday    8:30 a.m. to 5 p.m., Monday - Friday

THE FOLLOWING REPLACES THE SECTION, Minimum Initial Investment Amounts, ON PAGE
13.

     To open an account, the minimum initial investment amounts are $2,000 for a
     Coverdell  Education  Savings  Account  (CESA),  and  $2,500  for all other accounts.

THE FOLLOWING  REPLACES THE DEFINITION  UNDER THE HEADING,  Account  Maintenance
Fee, ON PAGE 13.

     [graphic of triangle]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,  UGMA/UTMA
     ACCOUNTS,  PERSONAL TRUSTS,  COVERDELL  EDUCATION  SAVINGS  ACCOUNTS,  IRAS
     (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS), AND
     CERTAIN OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE ONLY  BUSINESS,  BUSINESS
     RETIREMENT,  EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
     ARE  CURRENTLY  NOT  SUBJECT  TO THIS FEE,  BUT YOU MAY BE SUBJECT TO OTHER
     FEES.

THE FOLLOWING  REPLACES THE FIRST AND SECOND SENTENCES IN THE FIRST PARAGRAPH OF
THE SECTION, Redemptions, ON PAGE 13.

     If you sell your shares of New  Opportunities  (by  redemption or exchange)
     within 180 days of  purchase,  you will pay a  redemption  fee of 2% of the value of the shares sold. Therefore,  if you redeem shares within 180 days, you will receive 98% of their value at redemption.

THE FOLLOWING  REPLACES THE THIRD SENTENCE OF THE SECTION,  Redemption of Shares
in Low-Balance Accounts, ON PAGE 14.

     Please  note that  shares  redeemed  in this  manner may be subject to a 2%
     redemption fee if held less than 180 days.

SH-SPL-38689   0407

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

SELECT FUND * NEW OPPORTUNITIES II FUND
(INVESTOR CLASS/INSTITUTIONAL CLASS)

SELECT FUND * NEW OPPORTUNITIES II FUND * CAPITAL GROWTH FUND
(A CLASS/B CLASS/C CLASS/ADVISOR CLASS)

SUPPLEMENT DATED JULY 1, 2004 * PROSPECTUSES DATED FEBRUARY 27, 2004

THE  FOLLOWING  REPLACES  THE  THIRD  SENTENCE  OF THE  PARAGRAPH,  The Board of
Directors, ON PAGE 9 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS AND ON
PAGE 13 OF THE A CLASS/B CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

     More than  three-fourths  of the  directors are  independent  of the funds'
     advisor;  that is, they are not employed by and have no financial  interest in the advisor.

THE FOLLOWING REPLACES THE SECTION, Minimum Initial Investment Amounts (Investor
Class), ON PAGE 14 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

     To open an account, the minimum initial investment amounts are $2,000 for a
     Coverdell  Education  Savings  Account  (CESA),  and  $2,500  for all other accounts.

THE FOLLOWING  REPLACES THE DEFINITION  UNDER THE HEADING,  Account  Maintenance
Fee, ON PAGE 14 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

     [graphic of triangle]

     Personal accounts INCLUDE INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,  UGMA/UTMA
     ACCOUNTS,  PERSONAL TRUSTS,  COVERDELL  EDUCATION  SAVINGS  ACCOUNTS,  IRAS
     (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS), AND
     CERTAIN OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE ONLY  BUSINESS,  BUSINESS
     RETIREMENT,  EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
     ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES

THE FOLLOWING REPLACES THE SECTION,  Minimum Initial Investment Amounts, ON PAGE
17 OF THE A CLASS/B CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

     To open an account, the minimum initial investment amounts are $2,000 for a
     Coverdell  Education  Savings  Account  (CESA),  and  $2,500  for all other accounts. Aggregate purchases are limited to amounts less than $100,000 for
     B Class shares and amounts less than $1,000,000 for C Class shares.

SH-SPL-38690   0407